Note 13 - Other Income	12 Months Ended
Dec. 31, 2021
Notes to Financial Statements
Other Nonoperating Income and Expense [Text Block]

13. Other Income

Other income is recognized when there is reasonable assurance that the income will be received and the consideration can be reliably measured.

Other income is as follows for the relevant periods:

	Years Ended December 31
	2021	2020
	A$	A$
Insurance recovery	2,262	674,083
Federal and state government subsidies	153,001	1,265,149
Rental income	163,397	180,631
Other income	112,052	2,988
	430,712	2,122,851

Insurance recovery for the year ended December 31, 2020 represents A$600,000 of partial reimbursement of our legal costs which was incurred during mediation with Siemens.

Federal and state government subsidies which primarily include Australian JobKeeper payments and Canada Emergency Wage Subsidy, represent assistance provided by government authorities as a stimulus during COVID-19. The Company was ineligible to receive Australian JobKeeper payments in relation to the 2021 financial year.